Rent Expenses (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Future minimum lease payments under non-cancelable operating leases and capital leases
Capital leases, 2012		¥ 25,474,000,000
Capital leases, 2013		14,557,000,000
Capital leases, 2015		1,189,000,000
Capital leases, 2014		7,859,000,000
Capital leases, 2016		1,117,000,000
Capital leases, Thereafter		159,000,000
Capital leases, Total minimum lease payments		50,355,000,000
Capital leases, Less: amounts representing interest		(1,829,000,000)
Capital leases, Present value of net minimum capital lease payments		48,526,000,000
Operating lease commitments, 2012		3,240,000,000
Operating lease commitments, 2013		2,129,000,000
Operating lease commitments, 2014		1,504,000,000
Operating lease commitments, 2015		1,000,000,000
Operating lease commitments, 2016		613,000,000
Operating lease commitments, Thereafter		1,550,000,000
Operating lease commitments, Total minimum lease payments		10,036,000,000
Capital leases and operating lease commitments, 2012		28,714,000,000
Capital leases and operating lease commitments, 2013		16,686,000,000
Capital leases and operating lease commitments, 2014		9,363,000,000
Capital leases and operating lease commitments, 2015		2,189,000,000
Capital leases and operating lease commitments, 2016		1,730,000,000
Capital leases and operating lease commitments, Thereafter		1,709,000,000
Capital leases and operating lease commitments, Total minimum lease payments		60,391,000,000
Rent Expenses (Textuals) [Abstract]
Rent expenses under cancelable and non-cancelable operating leases	$ 174,458,000	¥ 14,480,000,000	¥ 13,823,000,000	¥ 14,625,000,000